SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jan. 02, 2022
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Outstanding stock options were as follows:
Stock options issued in Canadian dollars and to be exercised on the TSX:

	Number	Weighted exercise price (CA$)

Stock options outstanding, December 29, 2019	1,550	$35.65
Changes in outstanding stock options:
Exercised	(87)	24.22
Stock options outstanding, January 3, 2021	1,463	36.33
Changes in outstanding stock options:
Exercised	(227)	33.48
Stock options outstanding, January 2, 2022	1,236	$36.85

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, December 29, 2019	669	$29.01
Changes in outstanding stock options:
Granted	1,387	26.43
Stock options outstanding, January 3, 2021	2,056	27.27
Changes in outstanding stock options:
Forfeited	(68)	29.01
Stock options outstanding, January 2, 2022	1,988	$27.21
The following table summarizes the average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants for fiscal 2020:

2020

Exercise price	US$26.43
Risk-free interest rate	0.39%
Expected volatility	36.47%
Expected life	5 years
Expected dividend yield	2.57%
No new grants during fiscal 2021.

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at January 2, 2022:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$30.46	43	0	43
CA$33.01	463	2	463
CA$38.01	447	1	447
CA$42.27	283	4	283
	1,236		1,236
US$20.77	537	6	—
US$29.01	601	3	434
US$30.00	850	6	—
	3,224		1,670

Disclosure of number and weighted average exercise prices of other equity instruments	The following table summarizes the assumptions used in the option pricing model for the SARs granted in fiscal 2020:

2020

Exercise price	US$30
Risk-free interest rate	0.22%
Expected volatility	43.86%
Expected life	3 years
Expected dividend yield	2.32%
No new grants during fiscal 2021.
Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, December 29, 2019	114	$31.42
Changes in outstanding Treasury RSUs:
Granted for dividends declared	1	12.58
Settled through the issuance of common shares	(72)	31.65
Treasury RSUs outstanding, January 3, 2021	43	30.47
Changes in outstanding Treasury RSUs:
Granted	5	36.45
Granted for dividends declared	1	37.93
Settled through the issuance of common shares	(5)	29.68
Forfeited	(21)	29.95
Treasury RSUs outstanding, January 2, 2022	23	$32.55

Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, December 29, 2019	1,422	$31.42
Changes in outstanding non-Treasury RSUs:
Granted	967	25.47
Granted for dividends declared	25	12.58
Settled - common shares	(128)	29.06
Settled - payment of withholding taxes	(67)	29.16
Forfeited	(342)	25.70
Non-Treasury RSUs outstanding, January 3, 2021	1,877	29.38
Changes in outstanding non-Treasury RSUs:
Granted	733	30.38
Granted for dividends declared	25	37.69
Settled - common shares	(127)	25.14
Settled - payment of withholding taxes	(70)	25.48
Forfeited	(492)	32.46
Non-Treasury RSUs outstanding, January 2, 2022	1,946	$29.50
Changes in outstanding DSUs were as follows:

	2021	2020

DSUs outstanding, beginning of fiscal year	301	235
Granted	58	90
Granted for dividends declared	4	2
Redeemed	(50)	(26)
DSUs outstanding, end of fiscal year	313	301

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at January 2, 2022:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$30.46	43	0	43
CA$33.01	463	2	463
CA$38.01	447	1	447
CA$42.27	283	4	283
	1,236		1,236
US$20.77	537	6	—
US$29.01	601	3	434
US$30.00	850	6	—
	3,224		1,670